Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009
Significant Accounting Policies (Textual) [Abstract]
Maximum maturity of short term investments	90 days
Investment income and other, net	$ 17,978	$ (2,957)	$ 7,053
Estimated useful lives of fixed assets, Minimum	3
Estimated useful lives of fixed assets, Maximum	7
Estimated useful lives of software	3	11
Foreign Currency Gain (Loss) [Member]
Significant Accounting Policies (Textual) [Abstract]
Investment income and other, net	$ 200	$ 300